 March 4, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:           ProShares Trust (the “Trust”)
(File Nos. 333-89822 and 811-21114)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of the Trust pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits in interactive data format on XBRL, which contain the risk return summary information of the prospectuses dated February 12, 2015, for ProShares UltraShort Gold Miners, ProShares UltraShort Junior Miners, ProShares Ultra Gold Miners and ProShares Ultra Junior Miners, each as filed under Rule 497 on February 12, 2015.

Should you have any comments or questions, please do not hesitate to contact me at (240) 497-6539.

Sincerely,

/s/ Amy R. Doberman

Amy R. Doberman
Chief Legal Officer
and Secretary